Segment Information	12 Months Ended
Aug. 31, 2021
Segment Information
15. Segment Information

15. Segment Information

The Company’s operations involve the development and usage, including licensing, of DehydraTECH. Lexaria is centrally managed and its chief operating decision makers, being the President and the CEO, use the consolidated and other financial information supplemented by revenue information by category of business-to-business product production and technology licensing to make operational decisions and to assess the performance of the Company. The Company has identified two reportable segments: Intellectual Property Licensing and B2B Production. Licensing revenues are significantly concentrated on three licensees.

For year ended August 31, 2021	IP Licensing	B2B Product	Corporate	Consolidated Total
	$	$	$	$
External revenue	334,974	297,279	90,485	722,738
Cost of goods sold	-	(175,346)	-	(175,346)
Operating expenses	(1,864,527)	(1,325,809)	(1,521,187)	(4,711,523)
Segment loss	(1,529,553)	(1,203,876)	(1,430,702)	(4,164,131)
Total assets	526,486	62,291	12,678,040	13,266,817

For year ended August 31, 2020	IP Licensing	B2B Product	Corporate	Consolidated Total
	$	$	$	$
External revenue	232,909	151,634	-	384,543
Cost of goods sold	-	(99,378)	-	(99,378)
Operating expenses	(1,601,595)	(1,043,956)	(1,724,227)	(4,369,778)
Segment loss	(1,368,686)	(991,700)	(1,724,227)	(4,084,613)
Total assets	692,268	116,871	2,019,099	2,828,238
Capital Asset by Region	Cost US	Disposal US	Net Balance US	Cost Canada	Net Balance Canada	Net Balance Total
Year Ended August 31, 2021	$	$	$	$	$	$
Leasehold Improvements	-	-	-	259,981	119,333	119,333
Computers	-	-	-	63,964	12,414	12,414
Furniture Fixtures Equipment	3,094	(3,904)	-	31,126	14,706	14,706
Lab Equipment	98,050	-	69,580	193,185	152,180	221,760
	101,144	(3,904)	85,264	548,256	398,094	368,213

Year Ended August 31, 2020
Leasehold Improvements	-	-	-	259,981	173,371	173,371
Computers	-	-	-	63,964	32,905	32,905
Furniture Fixtures Equipment	3,094	-	-	31,126	21,123	21,123
Lab Equipment	98,050	-	85,426	193,185	171,505	256,769
	101,144	-	85,426	548,256	398,094	483,358